Segmented information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmented information [Text Block]

22. Segmented information

 Geographic Information

As at December 31, 2019, the Company has only one reportable operating segment being the corporate function with its head office in Canada. However, prior to the JV Transaction, the Company had two reportable segments. Ghana was the Company’s only segment with mining operations with Canada acting as a head office function.

Total assets in Ghana include the Company's 45% interest in the Asanko Gold Mine JV. The operating results presented below include the results of the AGM up to July 31, 2018, the date on which the Company ceased to control the AGM.

Geographic allocation of total assets and liabilities

December 31, 2019	Canada	Ghana	Total
	$	$	$
Current assets	35,800	-	35,800
Property, plant and equipment and right-of-use assets	679	-	679
Other non-current assets	-	108,025	108,025
Total assets	36,479	108,025	144,504
Current liabilities	2,317	-	2,317
Non-current liabilities	930	-	930
Total liabilities	3,247	-	3,247

December 31, 2018	Canada	Ghana	Total
	$	$	$
Current assets	13,102	-	13,102
Mineral properties, plant and equipment	114	-	114
Other non-current assets	-	299,399	299,399
Total assets	13,216	299,399	312,615
Current liabilities	3,473	-	3,473
Non-current liabilities	300	-	300
Total liabilities	3,773	-	3,773

Geographic allocation of the Statement of Operations and Comprehensive Income (loss)

December 31, 2019	Canada	Ghana	Total
	$	$	$
Revenue	-	-	-

Cost of sales
Production costs	-	-	-
Depreciation and depletion	-	-	-
Royalties	-	-	-
Total cost of sales	-	-	-
Income from mine operations	-	-	-

Share of net loss related to joint venture	(126,264)	-	(126,264)
Service fee earned as operators of joint venture	4,963	-	4,963
General and administrative expenses	(11,828)	-	(11,828)
Loss from operations and joint venture	(133,129)	-	(133,129)

Finance income	871	-	871
Finance expense	(35,650)	-	(35,650)
Foreign exchange loss	(20)	-	(20)
Loss before income taxes	(167,928)	-	(167,928)

Current income tax expense	-	-	-
Deferred income tax expense	-	-	-
Net loss and comprehensive loss for the year	(167,928)	-	(167,928)

December 31, 2018	Canada	Ghana	Total
	$	$	$

Revenue	-	161,918	161,918

Cost of sales
Production costs	-	(79,008)	(79,008)
Depreciation and depletion	-	(41,944)	(41,944)
Royalties	-	(8,096)	(8,096)
Total cost of sales	-	(129,048)	(129,048)

Income from mine operations	-	32,870	32,870

Share of net loss related to joint venture	(1,050)	-	(1,050)
Service fee earned as operators of joint venture	1,892	-	1,892
Exploration and evaluation expenditures	-	(2,333)	(2,333)
General and administrative expenses	(7,094)	(4,566)	(11,660)
Income (loss) from operations	(6,252)	25,971	19,719

Loss due to loss of control of subsidiaries	(16,364)	(126,897)	(143,261)
Finance income	5,457	98	5,555
Finance expense	(334)	(10,403)	(10,737)
Foreign exchange loss	(115)	135	20
Loss before income taxes	(17,608)	(111,096)	(128,704)

Current income tax expense	(1,060)	(19)	(1,079)
Deferred income tax expense	-	(11,430)	(11,430)
Net loss and comprehensive loss for the year	(18,668)	(122,545)	(141,213)